Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Stock-Based Compensation [Abstract]
Schedule of Share-Based Payments

The following table provides the details of the total share-based payments under 2023 Plan, 2024 Plan and 2025 Plan for the years ended December 31, 2025, 2024 and 2023, respectively.

	For the Years ended December 31,
	2025	2024	2023
Compensation and benefits	$214,893	$573,264	$373,333
Communication and technology	-	-	225,000
Marketing	-	-	206,250
Professional fees	-	-	243,750
General and administrative	-	-	243,750
Total	$214,893	$573,264	$1,292,083